                                                                   Annual Report
                                                                   July 31, 2002







                                                               [LOGO] Ambassador
                                                                      ----------
                                                                           FUNDS






                                                               Money Market Fund







--------------------------------------------------------------------------------
 Investment products:
   . Are not deposits of, or guaranteed by, Ambassador Capital Management,
     L.L.C., or any of its affiliates
   . Are not insured by the FDIC
   . Are subject to investment risks, including the possible loss of the principal amount invested
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

Ambassador Funds are distributed by BISYS Fund Services.

Ambassador Funds

Table of Contents
Annual Report - July 31, 2002

Letter to the Shareholders ..................................................  1

Money Market Fund ...........................................................  2

Notes to Financial Statements ...............................................  9

Report of Independent Auditors .............................................. 12

Trustees .................................................................... 13

Ambassador Funds

Letter to the Shareholders

                                                                 August 30, 2002

Dear Shareholder:

     We are pleased to arrive at our two-year anniversary of operation for the Ambassador Money Market Fund. For the second year in a row, the financial markets have experienced unprecedented volatility amid a continuation of economic weakness. The Federal Reserve Board maintained their aggressive stance, lowering the federal funds rate to 1.75%, the lowest level in over forty years. The eleven interest rate cuts over the past two years have caused all short-term rates to plummet. The current economic climate still remains weak, despite the accommodative interest rate environment. We anticipate a slow improvement in the economy as excesses are still being worked out of the system and corporate balance sheets begin to benefit from lowering borrowing costs.

     With these challenging times, the Ambassador Money Market Fund continues to be an important cash management tool for institutional investors. Overall, the money fund industry has seen a decline in total assets due to low interest rates. Total assets for the Ambassador Money Market Fund have grown over 20%. The focus of our business continues to be service to our shareholders. Our mission is to provide a high quality and superior service investment product to our clients.

Sincerely,




/s/ Conrad W. Koski                      /s/ Brian T. Jeffries
Conrad W. Koski                          Brian T. Jeffries
Chairman                                 President





An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2002

Commercial Paper - 95.2%*

                                                                                       Principal
Security Description                                                                   Amount ($)         Value ($)
--------------------                                                                   ----------         ---------
Banking - 11.9%
Dealers Capital Access, 1.80%, 8/2/02 (b) ............................                  3,000,000          2,999,850
Dealers Capital Access, 1.81%, 8/5/02 (b) ............................                  5,000,000          4,998,994
Dealers Capital Access, 1.80%, 8/12/02 (b) ...........................                  2,917,000          2,915,396
Dealers Capital Access, 1.81%, 8/14/02 (b) ...........................                  3,000,000          2,998,039
Dealers Capital Access, 1.81%, 8/27/02 (b) ...........................                    545,000            544,288
Dealers Capital Access, 2.04%, 10/28/02 (b) ..........................                  1,500,000          1,492,520
Greyhawk Funding L.L.C., 1.79%, 8/2/02 (b) ...........................                  4,000,000          3,999,801
Greyhawk Funding L.L.C., 1.78%, 8/9/02 (b) ...........................                  3,000,000          2,998,813
Greyhawk Funding L.L.C., 1.78%, 8/27/02 (b) ..........................                  2,500,000          2,496,786
Greyhawk Funding L.L.C., 1.83%, 9/5/02 (b) ...........................                  2,500,000          2,495,552
Greyhawk Funding L.L.C., 2.09%, 10/1/02 (b) ..........................                  2,000,000          1,992,917
Stellar Funding Group, 2.06%, 9/3/02 (b) .............................                  1,009,000          1,007,095
Superior Funding Corp., 1.84%, 8/28/02 (b) ...........................                  5,000,000          4,993,100
Superior Funding Corp., 1.78%, 9/4/02 (b) ............................                  5,512,000          5,502,734
                                                                                                        ------------
                                                                                                          41,435,885
                                                                                                        ------------

Biotechnology - 3.3%
Pfizer, Inc., 1.72%, 8/9/02 ..........................................                  1,463,000          1,462,441
Pfizer, Inc., 1.72%, 8/16/02 .........................................                  5,000,000          4,996,417
Pfizer, Inc., 1.72%, 8/29/02 .........................................                  5,000,000          4,993,311
                                                                                                        ------------
                                                                                                          11,452,169
                                                                                                        ------------

Consumer Goods - 6.3%
Cargill, Inc., 1.72%, 8/8/02 .........................................                  5,000,000          4,998,328
Coca-Cola Enterprises, 1.72%, 8/15/02 ................................                  7,000,000          6,995,317
General Electric Capital Corp., 2.10%, 8/8/02 ........................                  2,065,000          2,064,157
General Electric Capital Corp., 2.07%, 8/14/02 .......................                  1,000,000            999,253
Gillette Co., 1.72%, 8/23/02 (b) .....................................                  3,519,000          3,515,301
Nestle Capital Corp., 1.98%, 8/12/02 .................................                  1,239,000          1,238,250
Nestle Capital Corp., 1.75%, 10/9/02 .................................                  2,400,000          2,391,950
                                                                                                        ------------
                                                                                                          22,202,556
                                                                                                        ------------

Finance - 34.2%
Atlantis One Funding Corp., 2.04%, 8/1/02 (b) ........................                  3,000,000          3,000,000
Atlantis One Funding Corp., 1.77%, 8/29/02 (b) .......................                  4,000,000          3,994,524
Atlantis One Funding Corp., 1.85%, 9/16/02 (b) .......................                  2,000,000          1,995,272
Atlantis One Funding Corp., 1.78%, 10/21/02 (b) ......................                  4,000,000          3,983,980
Atlantis One Funding Corp., 1.77%, 12/12/02 (b) ......................                  2,000,000          1,986,922
Clipper Receivables Corp., 1.80%, 8/2/02 (b) .........................                  3,164,000          3,163,842
Clipper Receivables Corp., 1.80%, 8/8/02 (b) .........................                  5,022,000          5,020,242
Co-operative Association of Tractor Dealers, 1.80%, 8/14/02 ..........                  2,500,000          2,498,375
Co-operative Association of Tractor Dealers, 1.93%, 8/21/02 ..........                  1,500,000          1,498,392
Co-operative Association of Tractor Dealers, 1.85%, 8/27/02 ..........                  2,100,000          2,097,194
Co-operative Association of Tractor Dealers, 1.87%, 9/13/02 ..........                  1,709,000          1,705,183
Co-operative Association of Tractor Dealers, 1.87%, 9/20/02 ..........                  2,000,000          1,994,806
Co-operative Association of Tractor Dealers, 1.78%, 10/8/02 ..........                  1,813,000          1,806,904
Co-operative Association of Tractor Dealers, 2.03%, 11/8/02 ..........                  2,000,000          1,988,835

                                    Continued

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2002

Commercial Paper, continued

                                                                               Principal
Security Description                                                           Amount ($)     Value ($)
--------------------                                                           ----------     ---------
Edison Asset Securitization, L.L.C., 1.99%, 9/20/02 (b) .....................   1,905,000      1,899,735
Edison Asset Securitization, L.L.C., 1.76%, 9/23/02 (b) .....................   2,321,000      2,314,986
Edison Asset Securitization, L.L.C., 1.92%, 10/2/02 (b) .....................   1,500,000      1,495,040
Edison Asset Securitization, L.L.C., 1.77%, 10/11/02 (b) ....................   2,576,000      2,567,007
Edison Asset Securitization, L.L.C., 1.81%, 11/18/02 (b) ....................   1,081,000      1,075,076
Edison Asset Securitization, L.L.C., 1.82%, 11/26/02 (b) ....................   2,000,000      1,988,170
Enterprise Funding Corp., 1.78%, 8/12/02 (b) ................................   2,018,000      2,016,902
Enterprise Funding Corp., 1.77%, 10/15/02 (b) ...............................   5,106,000      5,087,208
Falcon Asset Securitization Corp., 1.83%, 8/2/02 (b) ........................   5,000,000      4,999,746
Falcon Asset Securitization Corp., 1.78%, 8/12/02 (b) .......................   3,000,000      2,998,368
Falcon Asset Securitization Corp., 1.75%, 8/20/02 (b) .......................   3,000,000      2,997,229
Falcon Asset Securitization Corp., 1.78%, 10/7/02 (b) .......................   1,500,000      1,495,031
Falcon Asset Securitization Corp., 1.78%, 11/5/02 (b) .......................   2,115,000      2,104,961
Galleon Capital Corp., 1.85%, 8/1/02 (b) ....................................  10,000,000     10,000,001
Galleon Capital Corp., 1.78%, 8/22/02 (b) ...................................   3,000,000      2,996,885
Galleon Capital Corp., 1.80%, 8/23/02 (b) ...................................   3,500,000      3,496,150
Merrill Lynch & Co., 1.83%, 9/25/02 .........................................   1,935,000      1,929,590
National Rural Utilities, 1.79%, 8/6/02 .....................................   3,649,000      3,648,079
National Rural Utilities, 1.78%, 8/20/02 ....................................   7,000,000      6,993,424
National Rural Utilities, 1.79%, 8/26/02 ....................................   4,000,000      3,995,028
Old Line Funding Corp., 1.78%, 8/13/02 ......................................   5,040,000      5,037,010
Old Line Funding Corp., 1.83%, 8/23/02 ......................................   1,259,000      1,257,592
Old Line Funding Corp., 1.78%, 9/16/02 ......................................   4,000,000      3,990,902
Quincy Capital Corp., 1.80%, 9/5/02 (b) .....................................   4,000,000      3,993,000
Quincy Capital Corp., 1.77%, 9/17/02 (b) ....................................   3,000,000      2,993,068
                                                                                             -----------
                                                                                             120,104,659
                                                                                             -----------

Foreign Banking - 22.4%
Amstel Funding Corp., 1.77%, 8/1/02 (b) .....................................   3,000,000      3,000,000
Amstel Funding Corp., 1.92%, 8/9/02 (b) .....................................   2,000,000      1,999,147
Amstel Funding Corp., 1.85%, 8/13/02 (b) ....................................   3,000,000      2,998,150
Amstel Funding Corp., 1.79%, 8/19/02 (b) ....................................   2,123,000      2,121,100
Amstel Funding Corp., 1.78%, 9/16/02 (b) ....................................   4,000,000      3,990,902
Bavaria Finance Funding, 1.83%, 8/1/02 (b) ..................................   4,000,000      4,000,000
Bavaria Finance Funding, 1.81%, 8/2/02 (b) ..................................   2,500,000      2,499,874
Bavaria Finance Funding, 1.81%, 8/12/02 (b) .................................   2,575,000      2,573,576
Bavaria Finance Funding, 1.81%, 9/9/02 (b) ..................................   1,000,000        998,039
Bavaria Finance Funding, 1.82%, 10/15/02 (b) ................................   3,000,000      2,988,625
Bavaria Finance Funding, 2.01%, 11/25/02 (b) ................................   1,000,000        993,523
Beethoven Funding Corp., 1.83%, 8/1/02 (b) ..................................   4,000,000      4,000,000
Beethoven Funding Corp., 1.77%, 8/8/02 (b) ..................................  11,000,000     10,996,156
Fairway Finance Corp., 1.79%, 8/20/02 (b) ...................................   2,500,000      2,497,638
Fairway Finance Corp., 1.79%, 8/22/02 (b) ...................................   2,000,000      1,997,912
Fairway Finance Corp., 1.80%, 9/3/02 (b) ....................................   3,000,000      2,995,050
Fairway Finance Corp., 1.79%, 9/5/02 (b) ....................................   2,000,000      1,996,519

                                   Continued

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2002

Commercial Paper, continued

                                                              Principal
Security Description                                          Amount ($)     Value ($)
--------------------                                          ----------     ---------
Fairway Finance Corp., 1.81%, 9/19/02 (b) ..................  3,000,000      2,992,609
Fairway Finance Corp., 2.11%, 10/15/02 (b) .................  2,000,000      1,991,208
Four Winds Funding Corp., 1.79%, 8/5/02 (b) ................  5,000,000      4,999,006
Four Winds Funding Corp., 2.00%, 10/30/02 (b) ..............  1,500,000      1,492,500
Sydney Capital Corp., 1.88%, 9/3/02 (b) ....................  1,500,000      1,497,415
Sydney Capital Corp., 1.78%, 11/13/02 (b) ..................  2,000,000      1,989,716
Sydney Capital Corp., 1.80%, 12/2/02 (b) ...................  6,000,000      5,962,963
Sydney Capital Corp., 1.78%, 12/11/02 (b) ..................  5,000,000      4,967,367
                                                                          ------------
                                                                            78,538,995
                                                                          ------------

Insurance - 11.7%
Barton Capital Corp., 1.80%, 8/19/02 (b) ...................  6,532,000      6,526,146
Barton Capital Corp., 1.78%, 9/6/02 (b) ....................  4,000,000      3,992,880
Barton Capital Corp., 1.78%, 10/11/02 (b) ..................  4,000,000      3,985,958
Charta Corp., 1.81%, 8/12/02 (b) ...........................  3,000,000      2,998,341
Charta Corp., 1.79%, 8/29/02 (b) ...........................  4,000,000      3,994,431
Charta Corp., 1.77%, 9/23/02 (b) ...........................  3,000,000      2,992,183
Charta Corp., 1.78%, 9/25/02 (b) ...........................  4,000,000      3,989,122
Triple A One Funding Corp., 1.78%, 8/5/02 (b) ..............  7,000,000      6,998,606
Triple A One Funding Corp., 1.78%, 8/7/02 (b) ..............  2,358,000      2,357,300
Triple A One Funding Corp., 1.77%, 8/20/02 (b) .............  3,000,000      2,997,198
                                                                          ------------
                                                                            40,832,165
                                                                          ------------

Printing & Publishing - 1.9%
Tribune Co., 1.81%, 8/19/02 (b) ............................  1,716,000      1,714,447
Tribune Co., 1.82%, 8/30/02 (b) ............................  5,000,000      4,992,669
                                                                          ------------
                                                                             6,707,116
                                                                          ------------

Retail - 3.5%
7-ELEVEN, Inc., 1.76%, 8/15/02 .............................  1,900,000      1,898,700
7-ELEVEN, Inc., 1.75%, 9/4/02 ..............................  4,373,000      4,365,772
7-ELEVEN, Inc., 1.76%, 9/6/02 ..............................  3,000,000      2,994,720
7-ELEVEN, Inc., 1.76%, 9/9/02 ..............................  3,000,000      2,994,280
                                                                          ------------
                                                                            12,253,472
                                                                          ------------
TOTAL COMMERCIAL PAPER .....................................               333,527,017
                                                                          ============

                                    Continued

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                                  July 31, 2002

Municipal Variable Rate Demand Notes - 3.0%

                                                                        Principal
Security Description                                                    Amount ($)      Value ($)
--------------------                                                    ----------      ---------
Michigan - 3.0%
Genesee County, Michigan GO, 1.85%, 8/1/02** ........................    2,443,000        2,443,000
Kent County, Michigan GO, 1.88%, 8/1/02** ...........................    1,455,000        1,455,000
Oakland County, Michigan GO, 1.88%, 8/1/02** ........................    3,244,000        3,244,000
Wayne County, Michigan GO, 2.02%, 8/1/02** ..........................    3,500,000        3,500,000
                                                                                      -------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES ..........................                    10,642,000
                                                                                      =============
Certificates of Deposit - 1.4%

Finance - 1.4%
Flagstar Bank, 2.06%, 9/3/02 ........................................    5,000,000        5,000,000
                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT ........................................                    5,000,000
                                                                                      =============
U.S. Government Agency Obligations - 0.5%

Federal Home Loan Bank - 0.4%
1.78%, 8/2/02 .......................................................    1,054,000        1,053,949
6.38%, 11/15/02 .....................................................      500,000          506,401
                                                                                      -------------
                                                                                          1,560,350
                                                                                      -------------

Federal Home Loan Mortgage Corporation - 0.1%*
2.14%, 3/15/03 ......................................................      302,000          297,996
                                                                                      -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ............................                     1,858,346
                                                                                      -------------

TOTAL (COST $351,027,363)(a) - 100.1% ...............................                   351,027,363
                                                                                      =============

---------------

Percentages indicated are based on net assets of $350,532,635.

(a) Cost and value for federal income tax and financial reporting purposes is the same.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
*    Rate presented represents the effective yield at July 31, 2002.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2002. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
GO   - General Obligation

                        See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities

July 31, 2002

Assets:
Investments, at value (cost $351,027,363) .....................  $ 351,027,363
Cash ..........................................................            393
Interest receivable ...........................................         34,855
Prepaid expenses ..............................................          1,874
                                                                 -------------
     Total Assets .............................................    351,064,485

Liabilities:
Dividends payable .............................................        411,863
Accrued expenses and other liabilities:
   Advisory ...................................................         57,893
   Administration .............................................          4,818
   Other ......................................................         57,276
                                                                 -------------
     Total Liabilities ........................................        531,850

                                                                 -------------
Net Assets ....................................................  $ 350,532,635
                                                                 =============

Composition of Net Assets:
Capital .......................................................  $ 350,548,391
Dividends in excess of net investment
income ........................................................        (14,479)
Accumulated net realized losses from
investment transactions .......................................         (1,277)
                                                                 -------------
Net Assets ....................................................  $ 350,532,635
                                                                 =============

Institutional Shares:
Net Assets ....................................................  $ 350,532,625
Shares Outstanding ............................................    350,548,381
Net Asset Value, Offering Price, and
Redemption Price per share ....................................  $        1.00
                                                                 =============

Investor Shares:
Net Assets ....................................................  $          10*
Shares Outstanding ............................................             10
Net Asset Value, Offering Price, and
Redemption Price per share ....................................  $        1.00
                                                                 =============

Statement of Operations

For the year ended July 31, 2002

Investment Income:
Interest ......................................................  $   5,238,873
                                                                 -------------
   Total Investment Income ....................................      5,238,873

Expenses:
Advisory ......................................................        519,112
Administration ................................................        440,181
Accounting ....................................................          5,350
Transfer Agent ................................................         20,386
Trustee .......................................................         30,425
Other .........................................................        113,647
                                                                 -------------
   Total Expenses .............................................      1,129,101

                                                                 -------------
Net Investment Income .........................................      4,109,772
                                                                 -------------

Net Realized Losses from Investments:
Net realized losses from investment
transactions ..................................................           (939)
                                                                 -------------
Change in net assets from operations ..........................  $   4,108,833
                                                                 =============

------------------------------------------------------------------------------
* Net Assets represent seed money only. As of July 31, 2002 the class has not commenced operations.

                        See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets

                                                                                        For the years ended
                                                                                -----------------------------------
                                                                                July 31, 2002        July 31, 2001*
                                                                                -------------        --------------
Investment Activities:
Operations:
Net investment income ........................................................  $   4,109,772        $   2,529,106
Net realized losses from investment transactions .............................           (939)                (317)
                                                                                -------------        -------------
Change in net assets from operations .........................................      4,108,833            2,528,789
                                                                                -------------        -------------

Dividends:
Net investment income ........................................................     (4,124,272)          (2,529,106)
                                                                                -------------        -------------
Change in net assets from shareholder dividends ..............................     (4,124,272)          (2,529,106)
                                                                                -------------        -------------
Change in net assets from capital transactions ...............................    280,885,025           69,663,366
                                                                                -------------        -------------
Change in net assets from investment activities ..............................    280,869,586           69,663,049
                                                                                -------------        -------------
Net Assets:
Beginning of period ..........................................................     69,663,049                   --
                                                                                -------------        -------------
End of period ................................................................  $ 350,532,635        $  69,663,049
                                                                                =============        =============

Share Transactions:**
Institutional Shares:
Issued .......................................................................    411,054,371          123,179,202
Reinvested ...................................................................      3,915,861            2,325,690
Redeemed .....................................................................   (134,085,217)         (55,841,526)
                                                                                -------------        -------------
Change in Institutional shares ...............................................    280,885,015           69,663,366
                                                                                -------------        -------------

Investor Shares:
Issued .......................................................................             10                   --
                                                                                -------------        -------------
Change in Investor shares ....................................................             10                   --
                                                                                -------------        -------------
Change in shares .............................................................    280,885,025           69,663,366
                                                                                =============        =============

--------------------------------------------------------------------------------
 *  The Fund commenced operations on August 1, 2000.
 ** All capital share transactions have been processed at a net asset value of $1.00 per share.

                        See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                               For the years ended
                                                                       -----------------------------------
                                                                       July 31, 2002        July 31, 2001*
                                                                       -------------        --------------
Institutional Shares

Net Asset Value, Beginning of Period..............................              1.00                 1.00
                                                                       -------------        -------------
Investment Activities:
Net investment income.............................................              0.02                 0.05
Net realized losses on investments................................             (0.00)(a)            (0.00)(a)
                                                                       -------------        -------------
Total from investment activities..................................              0.02                 0.05
                                                                       -------------        -------------
Dividends:
Net investment income.............................................             (0.02)               (0.05)
                                                                       -------------        -------------
Total dividends...................................................             (0.02)               (0.05)
                                                                       -------------        -------------

Net Asset Value, End of Period....................................          $   1.00              $  1.00
                                                                       =============        =============
Total Return......................................................              1.84%                5.18%

Ratios/Supplementary Data:
Net assets at end of period (000's)...............................          $350,533              $69,663
Ratio of expenses to average net assets...........................              0.44%                0.62%
Ratio of net investment income to average net assets..............              1.58%                4.95%


--------------------------------------------------------------------------------
 * The Fund commenced operations on August 1, 2000
(a) Amount less than $0.005 per share.


                       See Notes to Financial Statements

Ambassador Funds

                          Notes to Financial Statements
                                  July 31, 2002

1.   Organization:

          The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares. As of July 31, 2002, Investor Shares have not commenced operations.

2.   Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

          Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     Repurchase Agreements:

          The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Security Transactions and Investment Income:

          Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

                                    Continued

Ambassador Funds

                          Notes to Financial Statements
                                  July 31, 2002

     Dividends to Shareholders:

          The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

          The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital. Temporary differences do not require reclassification. For the year ended July 31, 2002 no reclassifications have been made.

     Federal Income Taxes:

          The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.   Related Party Transactions:

     Investment Adviser:

          Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. The Fund pays the Adviser an annual rate of 0.20%.

     Administrator, Transfer Agent, and Fund Accountant ("Administration"):

          BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the administrator to the Fund. Such officers are not paid any fees directly by the Fund for serving as officers of the Fund. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the transfer agent and the fund accountant to the Fund. For the above mentioned Administration services BISYS and BISYS Ohio receive a fee computed daily and paid monthly, based on the value of the average aggregate daily net assets of the Fund, at an annual percentage rate as follows:

       Average Aggregate Net Assets        Percentage Fee
       ----------------------------        --------------
         $0 to $200 million                    0.18%
         $200 to $500 million                  0.15
         $500 to $750 million                  0.125
         Over $750 million                     0.10

                                    Continued

Ambassador Funds

                          Notes to Financial Statements
                                  July 31, 2002

          BISYS Ohio is also reimbursed by the Fund for out-of-pocket expenses associated with its services as transfer agent and fund accountant. BISYS receives a minimum annual fee of $110,000.

     Distributor:

          BISYS serves the Trust as the Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Distributor at a rate not to exceed 0.25% of the average daily net assets of Investor Shares. This payment represents actual expenses incurred by the Distributor for marketing costs and services rendered in distributing the Funds' shares.

4.   Federal Tax Information:
     The tax character of dividends paid by the Fund during the fiscal year ended July 31, 2002 was as follows:

                    Dividends paid from
             ---------------------------------
             Net Investment    Net Long Term    Total Taxable      Tax Return of     Total Dividends
                 Income        Capital Gains    Distributions         Capital             Paid
             ---------------------------------------------------------------------------------------
              $3,915,824            --          $3,915,824              --             $3,915,824*

     As of July 31, 2002 the components of accumulated deficit on a tax basis for the Fund was as follows:

              Undistributed     Undistributed                                      Accumulated          Total
             Net Investment       Long-Term      Accumulated    Distributions   Capital and Other    Accumulated
                 Income         Capital Gains      Earnings        Payable            Losses           Deficit
             ---------------------------------------------------------------------------------------------------
               $397,384              --            $397,384        $(411,863)        $(1,277)**        $(15,756)

* Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
** Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2002, the fund deferred to August 1, 2002 post October capital losses of $1,277.

                         Report of Independent Auditors

The Board of Trustees and Shareholders
Ambassador Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Ambassador Money Market Fund (the
Fund) as of July 31, 2002, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ambassador Money Market Fund at July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

                                                 /s/ Ernst & Young LLP


Columbus, Ohio
September 13, 2002

Ambassador Funds
Money Market Fund

Trustee Information (Unaudited):

     The following table contains information regarding Ambassador Funds Trustees. Asterisks indicate those Trustees who are interested persons, as defined in the Investment Company Act of 1940, as amended, of the funds. The Funds Statement of Additional Information includes additional information about the Trustees and is available by calling (800) 992-0444.

                                             Term of                                                   Number
                                             Office                                                    of Portfolios
                                             and Length                                                in the Fund    Other
                                 Position(s) of Time                                                   Complex        Directorships
Name, Address                    Held with   Served with Principal Occupations(s)                      Overseen       Held by
and Age                          the Funds   the Funds   During Past 5 Years                           by Trustee     Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Nicholas J. DeGrazia             Trustee     2 years     Principal of Modesitt Associates, Inc.            1          None
3650 Shorewood Dr.                                       (management consulting firm) since 1997;
North Lakeport, MI 48059                                 Consultant of Lionel, L.L.C. from 1995-1996;
59 years                                                 President and Chief Operating Officer of
                                                         Lionel Trains, Inc. from 1990-1995.
-----------------------------------------------------------------------------------------------------------------------------------
Ronald E. Hall                   Trustee     2 years     President, Chief Executive Officer and            1          None
Bridgewater Interiors, LLC                               Chairman of the Board of Bridgewater
4617 West Fort St.                                       Interiors, LLC, and automotive supplier
Detroit, MI 48209                                        joint venture with Johnson Controls, Inc.
58 years                                                 since 1998; President and Chief
                                                         Executive Officer of the Michigan
                                                         Minority Business Development
                                                         Council from 1992-1998.
-----------------------------------------------------------------------------------------------------------------------------------
Brian T. Jeffries *              Trustee     2 years     Founder and President of Ambassador               1          None
Ambassador Capital Mgmnt, L.L.C. President               Capital Management, L.L.C. since 1998;
211 West Fort St., Suite 720                             Shareholder and Portfolio Manager of
Detroit, MI 48226                                        Munder Capital Management
37 years                                                 from 1994-1998.
-----------------------------------------------------------------------------------------------------------------------------------
Conrad W. Koski                  Trustee     2 years     Retired 1997; President and Chief Executive       1          None
206 Stephens Rd.                 Chairman                Officer of First of Michigan Corporation
Grosse Pointe Farms, MI 48236                            from 1996-1997 and Executive Vice
56 years                                                 President and Chief Financial Officer
                                                         from 1982-1996. Officer and Trustee of
                                                         Cranbrook Funds from 1984-1997.
-----------------------------------------------------------------------------------------------------------------------------------
Gregory A. Prost *               Trustee     2 years     Chief Investment Officer of Ambassador            1          None
Ambassador Capital Mgmnt, L.L.C. Vice                    Capital Management, L.L.C. since 2000;
211 West Fort St., Suite 720     President               Shareholder and Senior Portfolio Manager
Detroit, MI 48226                                        of Munder Capital Management, Inc.
35 years                                                 from 1995-2000.
-----------------------------------------------------------------------------------------------------------------------------------

Annual Report
July 31, 2002



Investment Adviser

Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226

Distributor

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

For Additional Information Call:

1-800-992-0444


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